Note 36 Other operating income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 190	€ 178
Revenue and other operating income	127	173
Miscellaneous other operating income	€ 317	€ 351